UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington DC 20549

                                   FORM N-PX


               ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES


Investment Company Act
file number:			811-21782
Name of registrant:		Small Cap Value Fund
Address:			8150 N. Central Expwy #M1120, Dallas, Texas 75206
Agent for service:		Laura S. Adams   (same address)

Registrants phone number:	214-360-7410
Date of fiscal year end:	December 31
Reporting period:		June 30, 2012 through June 30, 2013



Company			Mtg	Matter			Who	Mgmt	Vote
Symbol/Cusip		Date	Voted On		From	Rec	Cast
--------------		----	---------------		----	----	----

Devry Inc.		11/7	Election Of Directors	Co	FOR	FOR
DV	251893103	11/7	Selectn PWHC Acct Firm	Co	FOR	FOR
			11/7	Apprv Declassify BOD	Co	FOR	FOR
			11/7	Advsry Vote of Officrs	Co	FOR	FOR

Brink's			5/3	Election of Directors	Co	FOR	FOR
BCO	109696104	5/3	Apprv Officer Compnstn  Co	FOR	FOR
			5/3	Apprv 2013 Eqty Incntv	Co 	FOR	FOR
			5/3	Apprv KPMG Acctng Firm  Co	FOR	FOR

Cooper Tire Rubber	5/10	Election of Directors	Co	FOR	FOR
CTB	216831107	5/10	Ratify Pub Acctant '13	Co	FOR	FOR

Bill Barrett		5/10	Election of Directors	Co	FOR	FOR
BBG	06846N104	5/10	Apprv "Say on Pay"	Co	FOR	FOR
			5/10	Appt Deloitte Acct Fm	Co	FOR	FOR

Blyth, Inc.		5/14	Election of Directors	Co	FOR	FOR
BTH	09643P207	5/14	Apprv Exec Compnsation  Co	FOR	FOR
			5/14	Apprv 2nd Amndmnt pln	Co	FOR	FOR
			5/14	Appt Indepndnt Auditors Co	FOR	FOR

Freightcar America	5/17	Election of Directors	Co	FOR	FOR
RAIL	357023100	5/17	Apprv Exec Compnsation  Co	FOR	FOR
			5/17	Apprv '05 LT Incntv Pln	Co	FOR	FOR
			5/17	Appt Deloitte Acct Fm	Co	FOR	FOR

Swift Energy		5/21	Election of Directors	Co	FOR	FOR
SFY	870738101	5/21	Apprv 2nd Amndmnt '05	Co	FOR	FOR
			5/21	Advsry Vote Exec Offcrs Co	FOR	FOR
			5/21	Select Ernst&Yng Auditr Co	FOR	FOR

PDL Biopharma		5/21	Election of Directors	Co	FOR	FOR
PDLI	69329Y104	5/21	Select Ernst&Yng Auditr Co	FOR	FOR
			5/21	Apprv Commn Share Captl Co	FOR	FOR
			5/21	Apprv Exec Compnsation  Co	FOR	FOR

Arkansas Best		5/21	Election of Directors	Co	FOR	FOR
ABFS	040790107	5/21	Apprv Exec Compnsation  Co	FOR	FOR

Stone Energy		5/23	Election of Directors	Co	FOR	FOR
SGY	861642106	5/23	Select Ernst&Yng Auditr Co	FOR	FOR
			5/23	Apprv Exec Compnsation  Co	FOR	FOR

Patterson UTI Energy	6/5	Election of Directors	Co	FOR	FOR
PTEN	703481101	6/5	Apprv Exec Compnsation  Co	FOR	FOR
			6/5	Selectn PWHC Acct Firm	Co	FOR	FOR

Skullcandy Inc.		6/13	Election of Directors	Co	FOR	FOR
SKUL	83083J104	6/13	Select Ernst&Yng Auditr Co	FOR	FOR
			6/13	Apprv "Say on Pay"	Co	FOR	FOR
			6/13	Apprv Option Exchange	Co	FOR	FOR

Gamestop		6/25	Election of Directors	Co	FOR	FOR
GME	36467W109	6/25	Apprv Exec Compnsation  Co	FOR	FOR
			6/25	Apprv 2nd Amndmnt BOD	Co	FOR	FOR
			6/25	Apprv 2011 Incntv Plan	Co	FOR	FOR
--------------------------------------------------------------------------------




                                  SIGNATURES


    Pursuant to the requirements of the Investment Company Act of 1940 Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


    (Registrant) SMALL CAP VALUE FUND



    Signature and Title


    By: /s/ Laura S. Adams
            President

    Date: 07/11/13